UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin

America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 46.8%
AMBEV SA — ADR	2,025,000	$11,502,000
Arezzo Industria e Comercio SA	140,000	875,830
Banco Bradesco SA — ADR	1,400,000	11,116,000
BB Seguridade Participacoes SA	784,000	7,384,454
BRF SA — ADR	400,000	8,364,000
CCR SA	460,000	2,044,773
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	41,000	898,085
Cielo SA	412,000	5,261,981
Cosan Logistica SA	1,130,000	594,051
Fibria Celulose SA	227,000	3,019,197
Fibria Celulose SA — Sponsored ADR	150,000	1,998,000
Hypermarcas SA (a)	166,000	982,246
Iguatemi Empresa de Shopping Centers SA	170,000	1,188,131
Itau Unibanco Holding SA, Preference Shares — ADR	1,540,000	13,367,200
Klabin SA, Preference Shares	324,000	2,008,943
Odontoprev SA	270,000	876,882
Qualicorp SA	269,000	1,598,782
Raia Drogasil SA	180,000	2,287,358
Telefonica Brasil SA — ADR	61,398	799,402
Telefonica Brasil SA, Preference Shares	315,000	4,151,915
Transmissora Alianca de Energia Eletrica SA	188,000	1,150,309
Ultrapar Participacoes SA	270,000	5,541,232
Vale SA, Preference Shares — ADR	640,000	2,745,600
Vale SA — ADR	100,000	526,000
WEG SA	440,000	2,415,923

		92,698,294
Chile — 2.6%
CorpBanca	138,000,000	1,407,428
Empresa Nacional de Electricidad SA	733,000	999,650
Empresa Nacional de Electricidad SA – ADR	25,000	1,028,750
SACI Falabella	267,888	1,743,656

		5,179,484
Colombia — 0.6%
Cemex Latam Holdings SA (a)	270,000	1,185,000
Mexico — 38.2%
Alfa SAB de CV, Series A	1,590,000	3,159,770
Alsea SAB de CV	355,000	1,154,948
America Movil SAB de CV, Series L — ADR	390,000	7,558,200
Arca Continental SAB de CV	225,000	1,354,120
Cemex SAB de CV — ADR (a)	1,200,000	10,200,000

Common Stocks		Shares	Value
Mexico (concluded)
Concentradora Fibra Hotelera Mexicana SA de CV		574,000	$619,510
Corp. Inmobiliaria Vesta SAB de CV		975,000	1,639,271
Fibra Uno Administracion SA de CV		1,250,000	3,002,327
Fomento Economico Mexicano SAB de CV — ADR		117,000	10,604,880
Gentera SAB de CV		1,700,000	2,923,631
Grupo Aeroportuario del Pacifico SAB de CV, Class B (a)		146,000	1,152,505
Grupo Financiero Banorte SAB de CV, Series O		1,235,000	6,499,798
Grupo Mexico SAB de CV, Series B		1,750,000	4,785,415
Grupo Sanborns SA de CV (b)		1,000,000	1,612,413
Grupo Televisa SAB — ADR		217,000	7,564,620
Mexico Real Estate Management SA de CV (a)		684,000	1,015,440
PLA Administradora Industrial S de RL de CV (a)		1,000,000	2,023,274
Wal-Mart de Mexico SAB de CV		3,640,000	8,842,179

			75,712,301
Peru — 7.4%
Compania de Minas Buenaventura SA — ADR		250,000	1,780,000
Credicorp Ltd.		65,000	8,573,500
Grana y Montero SA — ADR		104,000	613,600
Southern Copper Corp.		135,000	3,761,100

			14,728,200
United Kingdom — 0.5%
Antofagasta PLC		98,000	865,334
Total Common Stocks — 96.1%			190,368,613

Corporate Bonds		Par (000)
Brazil — 0.8%
Hypermarcas SA:
3.00%, 10/15/15	BRL	1,648	671,759
11.30%, 10/15/18		961	160,461
Klabin SA:
12.24%, 1/08/19 (c)(d)		1,528	486,572
7.25%, 6/15/20		22	138,158
2.50%, 6/15/22		22	138,158
Lupatech SA, Series 1, 6.50%, 4/15/18 (a)(d)(e)		2,128	31,075
Total Corporate Bonds — 0.8%			1,626,183

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Participation Notes — 1.3%	Shares	Value
Brazil — 1.3%
Merrill Lynch International & Co.:
(CCR SA), due 6/07/16	105,000	466,742
(Hypermarcas SA), due 6/22/16	45,000	266,271
(Odontoprev SA), due 5/04/16	50,000	162,386
Morgan Stanley BV:
(Lojas Renner SA), due 2/27/17	37,000	1,407,543
(Odontoprev SA), due 2/03/17	50,000	182,000
Total Participation Notes — 1.3%		2,484,942

Warrants (f)
Brazil — 0.0%
Hypermarcas SA (Expires 10/15/15)	1,644	—
Klabin SA (Expires 06/15/20)	22,282	—
Total Warrants — 0.0%		—
Total Long-Term Investments (Cost — $179,348,534) — 98.2%		194,479,738
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (g)(h)	4,763,485	$4,763,485
Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (g)(h)(i)	$20	19,800
Total Short-Term Securities (Cost — $4,783,285*) — 2.4%		4,783,285
Total Investments (Cost — $184,131,819) — 100.6%		199,263,023
Liabilities in Excess of Other Assets — (0.6)%		(1,171,056)

Net Assets — 100.0%		$198,091,967

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$198,731,535

Gross unrealized appreciation	$34,902,355
Gross unrealized depreciation	(34,370,867)

Net unrealized appreciation	$531,488

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Convertible security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Represents the current yield as of report date.

(h)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2014	Net Activity	Shares/Beneficial Interest Held at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,605,292	(4,841,807)	4,763,485	$2,304
BlackRock Liquidity Series, LLC, Money Market Series	418,423	(398,623)	19,800	$11,809

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

Portfolio Abbreviation

ADR	American Depositary Receipts
USD	U.S. Dollar

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments categorized in the hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$92,698,294	$—	$—	$92,698,294
Chile	5,179,484	—	—	5,179,484
Colombia	1,185,000	—	—	1,185,000
Mexico	75,712,301	—	—	75,712,301
Peru	14,728,200	—	—	14,728,200
United Kingdom		865,334	—	865,334
Corporate Bonds	—	307,391	1,318,792	1,626,183
Participation Notes	—	895,399	1,589,543	2,484,942
Short-Term Securities	4,763,485	19,800	—	4,783,285

Total	$194,266,764	$2,087,924	$2,908,335	$199,263,023

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$457,240	—	—	$457,240

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2015	3

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

Liabilities:
Collateral on securities loaned at value	—	$(19,800)	—	(19,800)

Total	$457,240	$(19,800)	—	$437,440

4	BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: September 22, 2015